Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NXPI
Entity Registrant Name	NXP Semiconductors N.V.
Entity Central Index Key	0001413447
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		251,751,500
Entity Public Float